Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2024
Other Long-Term Liabilities [Abstract]
OTHER LONG-TERM LIABILITIES
17.	OTHER LONG-TERM LIABILITIES

As of December 31, 2023 and 2024, other long-term liabilities of RMB111,711,750 and RMB120,975,955 (USD16,573,638), respectively, are mainly comprised of deposits from franchisees.